SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

Z:\cons_traditional\2022Data\Client_DTS\Cian PLC\20211231\Edits_C4.2\JMS2.     SIGNIFICANT ACCOUNTING POLICIES

2.1Basis of preparation

The Group’s consolidated financial statements and the accompanying notes have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

The consolidated financial statements have been prepared on a historical cost basis, except for share-based payment reserves (Note 18) which are measured at the grant date fair value for the equity-settled employee benefits reserves and at fair value on each reporting date for the cash-settled share-based payment liability.

The consolidated financial statements have been prepared on the assumption that the Group is a going concern and will continue in operation for the foreseeable future (Note 23).

2.2Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as of December 31, 2021 and 2020, respectively. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if, and only if, the Group has:

●	power over the investee;
●	exposure, or rights, to variable returns from its involvement with the investee; and
●	the ability to use its power to affect its returns.

The Group reassesses whether or not it controls an investee if any facts and circumstances indicate that there are changes to one or more of the three elements of control listed above. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year, are included in the consolidated financial statements from the date the Group gains control over the subsidiary until the date the Group ceases to control the subsidiary.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies. All intragroup assets and liabilities, equity, income, expenses and cash flows relating to the transactions between members of the Group are eliminated in full on consolidation.

If the Group loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any investment retained is recognized at fair value.

2.3New standards, interpretations and amendments

The Group applied for the first-time all standards, interpretations and amendments, relevant for its operations, which are effective for annual periods beginning on or after January 1, 2021. These standards, interpretations and amendments do not have a material impact on the Group’s consolidated financial statements.

●	Interest Rate Benchmark Reform – Phase 2: Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16.
●	Covid-19-Related Rent Concessions beyond June 30, 2021 (Amendments to IFRS 16).

The Group has not early adopted any standards, interpretations or amendments that have been issued but are not yet effective. The Group intends to adopt these new and amended standards and interpretations, if applicable, when they become effective. The following amended standards and interpretations are not expected to have a material impact on the Group’s consolidated financial statements:

●	IFRS 17 Insurance Contracts (effective date – January 1, 2023).
●	Amendments to IAS 1: Classification of Liabilities as Current or Non-current (effective date – January 1, 2023).
●	Reference to the Conceptual Framework – Amendments to IFRS 3 (effective date - January 1, 2022).
●	Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16 (effective date – January 1, 2022).
●	Onerous Contracts – Costs of Fulfilling a Contract – Amendments to IAS 37 (effective date – January 1, 2022).
●	IFRS 1 First-time Adoption of International Financial Reporting Standards – Subsidiary as a first-time adopter (effective date – January 1, 2022).
●	IFRS 9 Financial Instruments – Fees in the ‘10 per cent’ test for derecognition of financial liabilities (effective date – January 1, 2022).
●	IAS 41 Agriculture – Taxation in fair value measurements (effective date – January 1, 2022).
●	Definition of Accounting Estimates – Amendments to IAS 8 (effective date – January 1, 2023).
●	Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2 (effective date – January 1, 2023).

2.4Summary of significant accounting policies

a) Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred.

The Group determines that it has acquired a business when the acquired set of activities and assets includes an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired process is considered substantive if it is critical to the ability to continue producing outputs, and the inputs acquired include an organized workforce with the necessary skills, knowledge, or experience to perform that process or it significantly contributes to the ability to continue producing outputs and is considered unique or scarce or cannot be replaced without significant cost, effort, or delay in the ability to continue producing outputs.

Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed. If, after reassessment, the net of the acquisition-date amounts of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held interest in the acquiree (if any), the excess is recognized immediately in profit or loss as a bargain purchase gain.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is not amortized, but is reviewed for impairment at least annually. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units (or groups of cash-generating units) that are expected to benefit from the synergies of the combination. Cash-generating units to which goodwill has been allocated are tested for impairment annually, or more frequently when there is an indication that the unit may be impaired. If the recoverable amount of the cash-generating unit is less than the carrying amount of the unit, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata on the basis of the carrying amount of each asset in the unit. An impairment loss recognized for goodwill is not reversed in a subsequent period.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Group reports provisional amounts for the items for which the accounting is incomplete. Those provisional amounts are adjusted during the measurement period (which cannot exceed one year from the acquisition date), or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the amounts recognized as of that date.

b) Foreign currencies

The Group’s consolidated financial statements are presented in Russian Rubles (“RUB”), which is also the Company’s functional currency. For each entity, the Group determines the functional currency and items included in the financial statements of each entity are measured using that functional currency. The functional currency of all of the Company’s subsidiaries is the RUB.

Transactions in foreign currencies are initially recorded by the Group’s subsidiaries in their functional currency at exchange rates prevailing at the dates of the transactions.

Monetary assets and liabilities denominated in foreign currencies are translated into functional currency at exchange rates prevailing at the reporting date. Differences arising on settlement or translation of monetary items are recognized within “Foreign currency exchange gain / (loss), net”, in the consolidated statement of profit and loss and other comprehensive income.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.

The RUB is not a fully convertible currency outside Russia. Within the Russian Federation, official exchange rates are determined by the Central Bank of the Russian Federation.

c) Revenue from contracts with customers

Revenue from contracts with customers is recognized when control of products or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those products or services.

i. Listing revenue

Listing revenue is derived from offering online listings and related value-added services, such as different listing promotion options, to the Group’s customers on its websites and mobile applications based on a cost per time basis. Customers can purchase either individual listings and value-added services, listing packages or subscriptions, which combine a number of listings and value-added services. The cash collected from the sale of online listings and related value-added services (both under the pay-per-listing, listing package model or the subscription model) is initially recorded as contract liability (deferred revenue) in the consolidated statement of financial position and subsequently recognized as revenue over time as customers receive and consume the benefits of the access to online listings and related value-added services over the contractual period. The average time period between receipt of payment from the customer and delivery of online listings is 30 days.

ii. Lead generation revenue

Lead generation revenue represents fees charged to real estate developers for establishing and referring contacts (or leads) based on the number of qualified calls (validated user connections) received from primary real-estate listing posted primarily through Group’s platform (as part of the “Core Business” segment) or through our partner bank’s site (as part of the “Mortgage Marketplace” segment). Performance obligation is satisfied at a point in time of occurrence of each qualified call. Payment is received after the delivery of validated connections. Payment is generally due within 20 to 30 days from providing these services.

iii. Display advertising revenue

The Group’s advertising services allow third parties to place advertisements in particular areas of the Group’s websites and mobile application. Advertising revenue is recognized over time based on upfront monthly fees agreed in media plans, which also include targeted number of views or clicks during the period of advertisement. Payment is generally due within 20 to 30 days from providing advertising services.

iv. Loyalty program

The Group has a loyalty points program which allows listing revenue customers to accumulate points that can be redeemed against future purchases. The loyalty points give rise to a separate performance obligation as they provide a material right to acquire additional services at a discount to the customer, that it would not receive without entering into that contract. A portion of transaction price is allocated to the loyalty points awarded to customers based on a stand-alone selling price of points and recognized as deferred revenue (contract liability) in the consolidated statement of financial position. Deferred revenue is recognized as revenue when loyalty points are redeemed, expire or the likelihood of the customer redeeming the points becomes remote. When estimating stand-alone selling price of the loyalty points, the Group considers the likelihood that the customer will redeem the points.

v. Other revenue

The Group explores new ways of monetization of its website and mobile application traffic and content database and develops new business initiatives, primarily Mortgage Marketplace, Data Analytics Services and Home Swap Services.

Mortgage Marketplace revenue comprises commission fees charged to banks for selling their mortgage products to the Group’s websites and mobile application users. Upon sale, the Group charges the banks a fixed rate commission fee based on the mortgage amount (“Marketplace commission”). The Group’s performance obligation with respect to these transactions is to arrange the transaction through its websites or mobile application. Marketplace commission is recognized on a net basis at the point of signing the mortgage agreement between the bank and the individual user. Payment is generally due within 20 to 30 days from providing these services.

Data Analytics Services revenue represents fees derived from the Group’s customers for providing access to the Group’s database of real estate content. The access can be provided either in the form of an individual report or on a subscription basis. The cash collected from the sales of subscription is initially recorded as deferred revenue in the consolidated statement of financial position and subsequently recognized as revenue over the subscription period. Revenue from sales of individual reports is recognized at the point of delivery of the report to the customer. Payment is generally due within 20 to 30 days from providing an individual report or a prepayment basis in a case of subscription.

Home Swap services revenue is derived from resale of properties. Revenue is recognized at the time of the closing of the property sale when title to and possession of the property are transferred to the buyer. The amount of revenue recognized for each property sale is equal to the full sales price of the property and does not reflect real estate agent commissions, closing or other costs associated with the transaction.

d) Operating expenses

Operating expenses consist primarily of advertising and marketing costs, employee-related expenses including payroll, IT expenses including hosting, technical support and telecommunication services, depreciation and amortization expenses and other expenses such as office maintenance, consulting and other general corporate expenses. Operating expenses are expensed as incurred.

e) Income taxes

Current income tax

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. Income taxes are computed in accordance with the laws of the Company’s and its subsidiaries’ jurisdictions. Taxable income of the Group’s companies incorporated in Russia and Cyprus is subject to local income tax at rates of 20.0% (N1 Technologies LLC – 3.0%) and 12.5%, respectively.

Deferred tax

Deferred income taxes are accounted for under the balance sheet method and reflect the tax effect of temporary differences between the tax basis of assets and liabilities and their carrying amounts in the accompanying consolidated financial statements.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

●	when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss;
●	in respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilised, except:

●	when the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss;
●	in respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilised.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilised. Deferred tax assets are derecognized when it is no longer probable that sufficient taxable profit will be available against which the deductible temporary differences can be recognized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realised or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax relating to items recognized outside profit or loss is recognized outside profit or loss. Deferred tax items are recognized in correlation to the underlying transaction either in other comprehensive income or directly in equity.

The Group offsets deferred tax assets and deferred tax liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realise the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

f) Property and equipment

Property and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. The cost of an item of property and equipment is recognized as an asset if it is probable that future economic benefits associated with the item will flow to the entity and the cost of the item can be measured reliably.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. Costs of minor repairs and day-to-day maintenance are expensed when incurred. Cost of replacing major parts or components of property and equipment items that extend the useful lives of assets or increase their revenue-generating capacities are capitalized and the replaced part is retired.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Useful lives
in years
Office equipment	1–5

An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected from its use. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statement of profit or loss when the asset is derecognized.

Property and equipment are also subject to impairment. Refer to the accounting policies in section (i) Impairment of non-financial assets excluding goodwill.

g) Leases

Right-of-use assets

The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the lease term as follows:

Lease term
in years
Offices	3 – 4

Right-of use assets are also subject to impairment. Refer to the accounting policies in section (i) Impairment of non-financial assets excluding goodwill.

Lease liabilities

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

Presentation in the consolidated statement of cash flows

The Group classifies cash payments for the principal portion of lease liabilities within financing activities and cash payments for the interest portion of the lease liabilities within operating activities.

h) Intangible assets

Intangible assets acquired separately are measured upon initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. Internally generated intangibles, excluding capitalized development costs, are not capitalized and the related expenditure is reflected in profit or loss in the period in which the expenditure is incurred.

Research costs are expensed as incurred. Development expenditures on an individual project are recognized as an intangible asset when the Group can demonstrate:

●	the technical feasibility of completing the intangible asset so that the asset will be available for use or sale;
●	its intention to complete and its ability and intention to use or sell the asset;
●	how the asset will generate future economic benefits;
●	the availability of resources to complete the asset; and
●	the ability to measure reliably the expenditure during development.

Intangible assets are amortized over their useful economic lives and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period for an intangible asset is reviewed at least at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis.

The amortization of intangible assets is recorded in depreciation and amortization within the consolidated statements of profit or loss and other comprehensive income.

Amortization is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Useful lives
in years
Trademarks	7-9
Customer base	15-18
Computer software	1-3
Video and audio rights	1
Development costs	5

An intangible asset is derecognized upon disposal or when no future economic benefits are expected from its use. Any gain or loss arising upon derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of profit or loss.

i) Impairment of non-financial assets excluding goodwill

At each reporting date, the Group reviews the carrying amounts of its property and equipment, right-of-use assets and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated to determine the extent of the impairment loss, if any. Where the asset does not generate cash flows that are independent from other assets, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs. When a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, or otherwise they are allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.

Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted. In determining fair value less costs of disposal, valuation multiples and the Company’s share price are taken into account.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss.

Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

i) Inventories

Inventories are comprised of properties acquired through Home Swap service and are stated at the lower of cost or net realizable value. Properties are removed from inventories based on a specific identification of individual costs when they are resold. These costs comprise the purchase price and state duties.

The Group reviews the value of properties held in inventories for indicators that net realizable value is lower than cost at the end of each reporting period. When evidence exists that the net realizable value of inventories is lower than its cost, the difference is recognized in other operating expenses.

j) Cash and cash equivalents

Cash and cash equivalents in the consolidated statement of financial position comprise cash at banks and on hand and short-term deposits with a maturity of three months or less, which are subject to an insignificant risk of changes in value.

For the purpose of the consolidated statement of cash flows, cash and cash equivalents consist of cash and short-term deposits, as defined above, net of outstanding bank overdrafts.

k) Share-based payments

Equity-settled transactions

The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model.

That cost is recognized in employee-related expenses, together with a corresponding increase in equity (equity-settled employee benefits reserves), over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the statement of profit or loss and other comprehensive income for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.

Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting conditions. Non-vesting conditions are reflected in the fair value of an award and lead to an immediate expensing of an award unless there are also service and/or performance conditions.

No expense is recognized for awards that do not ultimately vest because non-market performance and/or service conditions have not been met. Where awards include a market or non-vesting condition, the transactions are treated as vested irrespective of whether the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

When the terms of an equity-settled award are modified, the minimum expense recognized is the grant date fair value of the unmodified award, provided the original vesting terms of the award are met. An additional expense, measured as at the date of modification, is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee. Where an award is cancelled by the entity or by the counterparty, any remaining element of the fair value of the award is expensed immediately through profit or loss.

Cash-settled transactions

Certain senior level employees of the Group have received remuneration in the form of share-based payments (“phantom shares”), which are settled in cash (cash-settled transactions). For cash-settled share-based payments, a liability is recognized initially at the fair value. At each reporting date until the liability is settled, and at the date of settlement, the fair value of the liability is remeasured, with any changes in fair value recognized in employee-related expenses.

l) Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimate. If it is no longer probable that an outflow of resources embodying economic benefits will be required to settle the obligation, the provision is reversed.

m) Value added tax

Expenses and assets are recognized net of the amount of value added tax (“VAT”), except when the VAT incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case the VAT is recognized as part of the cost of acquisition of the asset or as part of the expense item.

The net amount of the VAT recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the consolidated statement of financial position.

n) Loss per share

Basic and diluted net loss per ordinary share for all periods presented has been determined in accordance with IAS 33 “Earnings per Share”, by dividing income available to ordinary shareholders of the Group by the weighted average number of ordinary shares outstanding during the period. The Group did not have any dilutive instruments as of December 31, 2021 and 2020. As of December 31, 2021 the Group had equity-settled share-based awards (Note 18) that were antidilutive as of reporting date. Should the Group earn any profit in the future, these equity-settled share-based awards will become dilutive and will be considered in the calculation of the diluted earnings per share.

o) Segment reporting

An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Group’s other components, and for which discrete financial information is available. The Group’s operating results (Note 5) are reviewed regularly by the Group’s Board of Directors (BOD) and Chief Executive Officer (CEO) to make decisions about resources to be allocated to the segment and assess its performance. Segment results are reported to the BOD and CEO and include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.

p) Financial instruments

Initial recognition and measurement

In accordance with IFRS 9, financial assets are classified, at initial recognition, as amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

In accordance with IFRS 9, financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss and financial liabilities at amortized cost, as appropriate.

The Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings, net of directly attributable transaction costs.

In order for a financial asset to be classified and measured at amortized cost or fair value through OCI, it needs to give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

The Group’s financial assets include cash and cash equivalents, rent security deposits, trade and other receivables. The Group’s financial liabilities include trade and other payables, lease liabilities and borrowings.

Fair value of financial instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. Fair value of traded financial instruments is determined on each reporting date on the basis of market quotations or dealers’ quotations without transaction costs deduction. For the financial instruments which are not traded on the market, fair value is determined with the use of appropriate valuation methods. These methods include use of market transactions data, use of data on the current fair value of other similar financial instruments, analysis of discounted cash flows or other valuation methods.

The Group uses the following structure for determination and disclosure of valuation methods of fair value of financial instruments:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and

Level 3 inputs are unobservable inputs for the asset or liability.

Subsequent measurement

Financial assets and financial liabilities at amortized cost

This category is the most relevant to the Group. The Group measures financial assets at amortized cost if both of the following conditions are met:

●	the financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows; and
●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the EIR method. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included in interest expense in the consolidated statement of profit or loss and other comprehensive income.

Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s consolidated statement of financial position) when:

●	the rights to receive cash flows from the asset have expired; or
●	the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and
●	either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

A financial liability is derecognized when the obligation under the liability is discharged or is cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated statement of profit or loss and other comprehensive income.

Impairment of financial assets

The Group recognizes an allowance for expected credit losses (ECLs) for all financial assets measured at amortized cost. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive. ECLs are discounted at the effective interest rate of the financial asset in case of long-term assets.

Under IFRS 9, ECLs are measured on either of the following bases:

●	12-month ECLs: these are ECLs that result from possible default events within the 12 months after the reporting date; and
●	lifetime ECLs: these are ECLs that result from all possible default events over the expected life of a financial instrument.

The Group applies a simplified approach in calculating lifetime ECLs for accounts receivable. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

For all other financial assets, the Group recognizes lifetime ECL when there has been a significant increase in credit risk since initial recognition. However, if the credit risk on the financial instrument has not increased significantly since initial recognition, the Group measures the loss allowance for that financial instrument at an amount equal to 12-month ECL.

When determining whether the credit risk of a financial instrument has increased significantly since initial recognition and when estimating ECLs, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Group’s historical experience and informed credit assessment and including forward-looking information.

The Group assumes that the credit risk on a financial instrument has not increased significantly since initial recognition if the financial instrument is determined to have low credit risk at the reporting date. A financial instrument is determined to have low credit risk if:

●	the financial instrument has a low risk of default – when the counterparty has an external credit rating of ‘investment grade’ in accordance with the globally understood definition (rating BBB- or higher, based on Standard & Poor’s and Fitch ratings);
●	the debtor has a strong capacity to meet its contractual cash flow obligations in the near term.

The Group considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

At each reporting date, the Group assesses whether financial assets carried at amortized cost are credit-impaired. A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Allowances for expected credit losses for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets.

Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.